Events after balance sheet date (Details)	Jan. 08, 2025 EUR (€) position
Separation Agreement - Spin-off
Disclosure of non-adjusting events after reporting period
Cash in Galapagos after separation	€ 500,000,000
Cash In SpincO After Separation	€ 2,450,000,000
Discontinuation of small molecule discovery program
Disclosure of non-adjusting events after reporting period
Number of position lost | position	300
Percentage of Company's employees position lost	40.00%
Restructuring provision	€ 57,000,000